FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
The Group [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	£ 23,593	£ 26,263
Customer deposits	396,839	391,251
Debt securities in issue	76,431	64,533
Subordinated liabilities	12,586	12,745	£ 14,782
The Bank [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	7,122	5,320
Customer deposits	239,762	229,402
Debt securities in issue	61,509	49,787
Subordinated liabilities	9,909	9,528	£ 9,341
Level 2 of fair value hierarchy [member] | The Group [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	23,497	26,245
Customer deposits	391,987	385,357
Due to fellow Lloyds Banking Group undertakings	4,893	19,663
Debt securities in issue	78,632	66,379
Subordinated liabilities	14,542	14,460
Level 2 of fair value hierarchy [member] | The Group [member] | Repurchase Agreements [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	18,105	21,170
Customer deposits	9,530	1,818
Due to fellow Lloyds Banking Group undertakings		2,801
Level 2 of fair value hierarchy [member] | The Bank [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	7,025	5,300
Customer deposits	239,952	229,593
Due to fellow Lloyds Banking Group undertakings	109,771
Debt securities in issue	63,483	51,501
Subordinated liabilities	10,974	10,558
Level 2 of fair value hierarchy [member] | The Bank [member] | Repurchase Agreements [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	2,645	1,193
Customer deposits	9,530	1,818
Due to fellow Lloyds Banking Group undertakings		2,801
Level 2 of fair value hierarchy [member] | Repurchase Agreements [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Due to fellow Lloyds Banking Group undertakings		88,383
Level 3 of fair value hierarchy [member] | The Group [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Customer deposits	5,235	6,167
Gross carrying amount [member] | The Group [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	23,593	26,263
Customer deposits	396,839	391,251
Due to fellow Lloyds Banking Group undertakings	4,893	19,663
Debt securities in issue	76,431	64,533
Subordinated liabilities	12,586	12,745
Gross carrying amount [member] | The Group [member] | Repurchase Agreements [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	18,105	21,170
Customer deposits	9,530	1,818
Due to fellow Lloyds Banking Group undertakings		2,801
Gross carrying amount [member] | The Bank [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	7,122	5,320
Customer deposits	239,762	229,402
Due to fellow Lloyds Banking Group undertakings	109,771
Debt securities in issue	61,509	49,787
Subordinated liabilities	9,909	9,528
Gross carrying amount [member] | The Bank [member] | Repurchase Agreements [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	2,645	1,193
Customer deposits	9,530	1,818
Due to fellow Lloyds Banking Group undertakings		2,801
Gross carrying amount [member] | Repurchase Agreements [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Due to fellow Lloyds Banking Group undertakings		88,383
At fair value [member] | The Group [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	23,497	26,245
Customer deposits	397,222	391,524
Due to fellow Lloyds Banking Group undertakings	4,893	19,663
Debt securities in issue	78,632	66,379
Subordinated liabilities	14,542	14,460
At fair value [member] | The Group [member] | Repurchase Agreements [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	18,105	21,170
Customer deposits	9,530	1,818
Due to fellow Lloyds Banking Group undertakings		2,801
At fair value [member] | The Bank [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	7,025	5,300
Customer deposits	239,952	229,593
Due to fellow Lloyds Banking Group undertakings	109,771
Debt securities in issue	63,483	51,501
Subordinated liabilities	10,974	10,558
At fair value [member] | The Bank [member] | Repurchase Agreements [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	2,645	1,193
Customer deposits	£ 9,530	1,818
Due to fellow Lloyds Banking Group undertakings		2,801
At fair value [member] | Repurchase Agreements [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Due to fellow Lloyds Banking Group undertakings		£ 88,383